Segment reporting (Tables)	6 Months Ended
Mar. 31, 2024
Segment reporting
Schedule of segment results for the Group

The tables present the segment results for the Group:

			Westpac	Westpac			Notable
		Business and	Institutional	New	Group		Items	Income
$m	Consumer	Wealth	Bank	Zealand (A$)	Businesses	Total	(pre-tax)	statement
Half Year March 2024
Net interest income	3,771	2,616	1,090	1,171	703	9,351	(224)	9,127
Net fee income	253	185	335	86	(17)	842	-	842
Net wealth management income	-	189	-	19	10	218	-	218
Trading income	-	30	313	20	2	365	(2)	363
Other income	2	5	18	(3)	18	40	-	40
Notable Items	-	-	-	(6)	(220)	(226)	226	-
Net operating income	4,026	3,025	1,756	1,287	496	10,590	-	10,590
Operating expenses[a]	(2,330)	(1,302)	(698)	(646)	(419)	(5,395)	-	(5,395)
Notable Items	-	-	-	-	-	-	-	-
Total operating expenses	(2,330)	(1,302)	(698)	(646)	(419)	(5,395)	-	(5,395)
Pre-provision profit	1,696	1,723	1,058	641	77	5,195	-	5,195
Impairment (charges)/benefits	(144)	(95)	(101)	(22)	-	(362)	-	(362)
Profit before income tax expense	1,552	1,628	957	619	77	4,833	-	4,833
Income tax (expense)/benefit[b]	(470)	(485)	(268)	(174)	(94)	(1,491)	-	(1,491)
Net profit attributable to NCI	-	-	-	-	-	-	-	-
Net profit attributable to owners of WBC	1,082	1,143	689	445	(17)	3,342	-	3,342
Notable Items (post-tax)[b]	-	-	-	(4)	(160)	(164)
Balance sheet
Loans	502,354	96,923	92,983	92,586	(7)	784,839
Deposits and other borrowings	321,255	140,634	115,296	74,792	50,249	702,226

a.	Impairment of assets (including goodwill and other intangible assets) were insignificant for all segments except for Consumer: $50 million.
b.	The tax impact of Notable Items was a reduction to income tax (expense)/benefit of $62 million.

Note 2. Segment reporting (Continued)

			Westpac	Westpac New			Notable
		Business and	Institutional	Zealand	Group		Items	Income
$m	Consumer	Wealth	Bank	(A$)	Businesses	Total	(pre-tax)	statement
Half Year Sept 2023
Net interest income	3,866	2,573	1,019	1,171	583	9,212	(8)	9,204
Net fee income	239	188	301	94	(4)	818	-	818
Net wealth management income	-	195	-	17	13	225	(10)	215
Trading income	-	26	317	15	(17)	341	(11)	330
Other income	12	6	45	(2)	14	75	-	75
Notable Items	-	(88)	-	-	59	(29)	29	-
Net operating income	4,117	2,900	1,682	1,295	648	10,642	-	10,642
Operating expenses[a]	(2,307)	(1,301)	(679)	(613)	(344)	(5,244)	(460)	(5,704)
Notable Items	(202)	(64)	(15)	(9)	(170)	(460)	460	-
Total operating expenses	(2,509)	(1,365)	(694)	(622)	(514)	(5,704)	-	(5,704)
Pre-provision profit	1,608	1,535	988	673	134	4,938	-	4,938
Impairment (charges)/benefits	(13)	(172)	(91)	18	-	(258)	-	(258)
Profit before income tax expense	1,595	1,363	897	691	134	4,680	-	4,680
Income tax (expense)/benefit[b]	(484)	(409)	(256)	(196)	(139)	(1,484)	-	(1,484)
Net profit attributable to NCI	-	(1)	-	-	(1)	(2)	-	(2)
Net profit attributable to owners of WBC	1,111	953	641	495	(6)	3,194	-	3,194
Notable Items (post-tax)[b]	(148)	(107)	(10)	(7)	(79)	(351)
Balance sheet
Loans	492,716	95,548	92,568	92,488	(66)	773,254
Deposits and other borrowings	308,342	140,536	116,052	76,544	46,694	688,168

a.	Impairment of assets (including goodwill and other intangible assets) were insignificant for all segments except for the following:
-	Consumer: $3 million;
-	Group Businesses: $35 million.
b.	The tax impact of Notable Items was a reduction to income tax (expense)/benefit of $138 million.

Note 2. Segment reporting (Continued)

			Westpac	Westpac			Notable
		Business and	Institutional	New	Group		Items	Income
$m	Consumer	Wealth	Bank	Zealand (A$)	Businesses	Total	(pre-tax)	statement
Half Year March 2023
Net interest income	4,311	2,419	907	1,146	419	9,202	(89)	9,113
Net fee income	265	172	295	83	12	827	-	827
Net wealth management income	-	230	-	16	101	347	-	347
Trading income	-	21	375	18	(5)	409	(22)	387
Other income	8	6	34	(1)	39	86	243	329
Notable Items	-	-	-	-	132	132	(132)	-
Net operating income	4,584	2,848	1,611	1,262	698	11,003	-	11,003
Operating expenses	(2,145)	(1,244)	(619)	(573)	(407)	(4,988)	-	(4,988)
Notable Items	-	-	-	-	-	-	-	-
Total operating expenses	(2,145)	(1,244)	(619)	(573)	(407)	(4,988)	-	(4,988)
Pre-provision profit	2,439	1,604	992	689	291	6,015	-	6,015
Impairment (charges)/benefits	(166)	(85)	4	(142)	(1)	(390)	-	(390)
Profit before income tax expense	2,273	1,519	996	547	290	5,625	-	5,625
Income tax (expense)/benefit[a]	(682)	(442)	(287)	(154)	(55)	(1,620)	-	(1,620)
Net profit attributable to NCI	-	(4)	-	-	-	(4)	-	(4)
Net profit attributable to owners of WBC	1,591	1,073	709	393	235	4,001	-	4,001
Notable Items (post-tax)[a]	-	-	-	-	178	178
Balance sheet
Loans	479,750	93,665	84,697	91,943	(124)	749,931
Deposits and other borrowings	293,508	142,773	113,453	77,321	49,297	676,352

a.	The tax impact of Notable Items was a reduction to income tax (expense)/benefit of $46 million.

	Half Year	Half Year	Half Year	% Mov’t
	March	Sept	March	Mar 24	Mar 24
$m	2024	2023	2023	- Sept 23	- Mar 23
Notable Items after tax
Economic hedges	(163)	29	(121)	large	35
Hedge ineffectiveness	(1)	23	43	large	large
Provisions for remediation, litigation, fines and penalties	-	(176)	-	(100)	-
Asset sales and revaluations	-	-	256	-	(100)
The write-down of assets	-	(87)	-	(100)	-
Restructuring costs	-	(140)	-	(100)	-
Total Notable Items after tax	(164)	(351)	178	(53)	large